CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks		$ 14,865,466	$ 9,047,872
Interest-earning deposits		17,041,862	18,238,145
Federal funds sold		47,325,238	21,780,445
Total cash and cash equivalents		79,232,566	49,066,462
Interest-earning time deposits		1,685,000	2,021,970
Securities available for sale		103,756,614	104,225,692
Federal Home Loan Bank stock		1,747,763	2,887,763
Federal Reserve Bank stock		1,676,700	1,676,700
Loans, net of allowance for loan losses of $5,886,225 and $5,561,442 at 2015 and 2014, respectively		420,463,583	400,904,404
Loans held for sale		1,078,785	100,000
Property and equipment, net		9,871,440	10,380,310
Goodwill		11,385,323	11,385,323
Bank-owned life insurance		15,336,442	14,876,960
Core deposit intangible		138,000	196,000
Foreclosed assets		3,059,101	3,887,587
Mortgage servicing rights		1,109,720	961,823
Accrued interest receivable		1,620,309	1,762,310
Other assets		2,712,911	3,281,496
Total assets		654,874,257	607,614,800
Deposits:
Noninterest-bearing		69,296,354	68,170,743
Interest-bearing		463,861,939	442,135,896
Total deposits		533,158,293	510,306,639
Federal Home Loan Bank advances		15,995,485	2,487,745
Securities sold under agreements to repurchase		19,732,766	11,848,266
Subordinated debentures		4,000,000	4,000,000
Accrued interest payable		227,947	174,480
Other liabilities		1,485,891	1,667,777
Total liabilities		$ 574,600,382	$ 530,484,907
Commitments and Contingent Liabilities (Note 15)
Stockholders' Equity
Preferred stock, $.10 par value, 10,000,000 shares authorized, no shares issued
Common stock, $.10 par value, 20,000,000 shares authorized, 7,005,883 and 7,007,283 shares issued and outstanding at December 31, 2015 and December 31, 2014		$ 700,588	$ 700,728
Additional paid-in capital		55,806,256	55,818,936
Retained earnings		23,369,037	20,412,898
Accumulated other comprehensive income	[1]	397,994	197,331
Total stockholders' equity		80,273,875	77,129,893
Total liabilities and stockholders' equity		$ 654,874,257	$ 607,614,800

[1]	All amounts are net of tax.